CENTRE FUNDS – N-CEN for Period Ended September 30, 2020

Item G.1.a.vi, Mergers

Form of Agreement and Plan of Reorganization (the “Plan”) of the Centre Active U.S. Treasury Fund (the “Treasury Fund” or “Target Fund”), a series of Centre Funds (the “Trust”), into the Centre Global Infrastructure Fund (the “Infrastructure Fund” or “Acquiring Fund”), another series of the Trust (the “Reorganization”), is incorporated herein by reference to Registrant’s Registration Statement on Form N-14, filed on May 27, 2020, accession number: 0001398344-20-011543.